PRUDENTIAL’S GIBRALTAR FUND, INC.
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks
Automobiles — 8.8%
Tesla, Inc.*	43,556	$11,553,229
Capital Markets — 5.5%
Goldman Sachs Group, Inc. (The)	10,816	3,169,629
KKR & Co., Inc.	29,719	1,277,917
S&P Global, Inc.	9,097	2,777,769
		7,225,315
Energy Equipment & Services — 1.1%
Schlumberger NV	41,688	1,496,599
Entertainment — 0.5%
Spotify Technology SA*	7,978	688,501
Food & Staples Retailing — 5.2%
Costco Wholesale Corp.	14,429	6,814,384
Health Care Equipment & Supplies — 1.0%
Intuitive Surgical, Inc.*	7,007	1,313,392
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc. (Class A Stock)*	26,875	2,822,950
Interactive Media & Services — 9.4%
Alphabet, Inc. (Class A Stock)*	26,721	2,555,864
Alphabet, Inc. (Class C Stock)*	81,371	7,823,822
Meta Platforms, Inc. (Class A Stock)*	10,147	1,376,745
ZoomInfo Technologies, Inc.*	11,919	496,545
		12,252,976
Internet & Direct Marketing Retail — 7.8%
Amazon.com, Inc.*	77,560	8,764,280
Chewy, Inc. (Class A Stock)*(a)	46,966	1,442,796
		10,207,076
IT Services — 10.5%
Mastercard, Inc. (Class A Stock)	17,566	4,994,717
Shopify, Inc. (Canada) (Class A Stock)*(a)	37,830	1,019,140
Snowflake, Inc. (Class A Stock)*	9,416	1,600,343
Twilio, Inc. (Class A Stock)*	12,597	870,957
Visa, Inc. (Class A Stock)(a)	29,337	5,211,718
		13,696,875
Life Sciences Tools & Services — 1.9%
Danaher Corp.	9,678	2,499,731
Personal Products — 2.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	13,221	2,854,414
Pharmaceuticals — 7.3%
Eli Lilly & Co.	17,788	5,751,750
Novo Nordisk A/S (Denmark), ADR	37,588	3,744,892
		9,496,642
Road & Rail — 2.3%
Uber Technologies, Inc.*	111,897	2,965,270
Software — 15.1%
Adobe, Inc.*	17,891	4,923,603
Microsoft Corp.	37,145	8,651,070
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Salesforce, Inc.*	43,296	$6,227,697
		19,802,370
Specialty Retail — 3.3%
Home Depot, Inc. (The)	10,225	2,821,487
TJX Cos., Inc. (The)	23,609	1,466,591
		4,288,078
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	67,911	9,385,300
Textiles, Apparel & Luxury Goods — 7.4%
Kering SA (France), ADR	40,145	1,772,803
Lululemon Athletica, Inc.*	10,906	3,048,881
NIKE, Inc. (Class B Stock)	59,349	4,933,089
		9,754,773
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc.*	4,346	583,103

Total Long-Term Investments (cost $63,003,330)		129,700,978
Short-Term Investments — 6.6%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	1,730,744	1,730,744
PGIM Institutional Money Market Fund (cost $6,874,557; includes $6,849,922 of cash collateral for securities on loan)(b)(wa)	6,888,493	6,883,671

Total Short-Term Investments (cost $8,605,301)		8,614,415

TOTAL INVESTMENTS—105.7% (cost $71,608,631)		138,315,393

Liabilities in excess of other assets — (5.7)%		(7,493,109)

Net Assets — 100.0%		$130,822,284

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,663,773; cash collateral of $6,849,922 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
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PRUDENTIAL’S GIBRALTAR FUND, INC. (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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